Schedule of Investments
November 30, 2023 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 93.76%

Agricultural Chemicals - 0.95%
ICL Group Ltd.	13,200	66,396
Nutrien Ltd.	1,600	85,552

		151,948

Agricultural Products - Livestock & Animal Specialties - 0.70%
Cal-Maine Foods, Inc.	2,300	110,216

Arrangement of Transportation of Freight & Cargo - 0.62%
C.H. Robinson Worldwide, Inc.	1,200	98,460

Banks - 3.57%
Bank OZK	2,600	108,836
Cadence Bank	2,800	70,140
East West Bancorp, Inc.	1,200	75,504
Heartland Financial USA, Inc.	2,800	86,604
M&T Bank Corp.	800	102,536
NMI Holdings, Inc. (2)	2,300	63,250
Washington Federal, Inc.	2,200	58,806

		565,676

Bituminous Coal & Lignite Surface Mining - 1.16%
Alpha Metallurigal Resources, Inc.	300	84,168
Arch Resources, Inc. Class A	600	99,576

		183,744

Captial Goods - 4.90%
AGCO Corp.	1,000	113,530
Applied Industrial Technologies, Inc.	500	80,035
Cummins, Inc.	700	156,912
EMCOR Group, Inc.	500	106,260
Huntington Ingalls Industries, Inc.	400	94,808
Snap-on, Inc.	400	109,876
Watsco, Inc. Class A	300	114,669

		776,090

Cement Hydraulic - 0.46%
Eagle Materials, Inc.	400	72,420

Chemicals - 1.03%
Dow, Inc.	1,500	77,625
LyondellBasell Industries NV Class A	900	85,590

		163,215

Commercial & Professional Services - 1.29%
HNI Corp.	2,300	89,861
Robert Half International, Inc.	1,400	114,772

		204,633

Consumer Durables & Apparel - 0.75%
Brunswick Corp.	1,500	118,305

Containers & Packaging - 0.49%
Sonoco Products Co.	1,400	77,224

Crude Petroleum & Natural Gas - 0.99%
Enerplus Corp.	4,900	77,714
Ovintiv, Inc.	1,800	79,812

		157,526

Deep Sea Foreign Transporation of Freight - 0.60%
ZIM Integrated Shipping Services Ltd. (Israel) (2)	13,500	94,500

Dental Equipment & Supplies - 0.73%
Envista Holdings Corp. (2)	5,100	115,719

Diversified Financials - 2.15%
Lazard Ltd. Class A (Bermuda)	3,100	92,938
Raymond James Financial, Inc.	1,000	105,150
Synchrony Financial	4,400	142,384

		340,472

Drawing & Insulating of Nonferrous Wire - 0.80%
Belden, Inc.	1,900	126,236

Electric & Other Services Combined - 1.36%
Consolidated Edison, Inc.	2,400	216,264

Electric Services - 0.81%
Black Hills Corp.	2,500	128,975

Electric Utilities - 1.84%
ALLETE, Inc.	2,600	144,248
OGE Energy Corp.	4,200	147,210

		291,458

Electronic Components & Accessories - 0.67%
Vishay Intertechnology, Inc.	4,800	106,704

Energy Equipment & Services - 0.44%
Halliburton Co.	1,900	70,357

Food, Beverage & Tobacco - 1.95%
Archer-Daniels Midland Co.	2,800	206,444
Ingredion, Inc.	1,000	102,490

		308,934

Gas Utilities - 0.98%
ONE Gas, Inc.	2,700	155,601

Health Care Equipment & Services - 1.87%
DaVita, Inc. (2)	1,000	101,460
InMode Ltd. (Israel) (2)	3,600	85,500
Molina Healthcare, Inc. (2)	300	109,668

		296,628

Heavy Construction Other Than Building Construction Contractors - 0.60%
Sterling Infrastructure, Inc. (2)	1,500	95,265

Hotels & Motels - 0.56%
Boyd Gaming Corp.	1,500	88,575

Industrial Trucks, Tractors, Trailors & Stackers - 0.53%
Terex Corp.	1,700	84,150

Instruments For Measuring & Testing Of Electricity & Electrical Signals - 0.60%
Cohu, Inc. (2)	3,000	95,190

Insurance - 1.73%
Arch Capital Group Ltd. (2)	800	66,952
CNA Financial Corp.	1,600	67,408
The Hartford Financial Services Group, Inc.	1,800	140,688

		275,048

Investment Advice - 1.65%
Bridge Investment Group Holdings, Inc. Class A	9,200	68,908
Evercore, Inc. Class A (2)	500	73,775
Federated Hermes, Inc.	2,000	63,640
Victory Capital Holdings, Inc. Class A	1,700	54,655

		260,978

Life Insurance - 0.37%
Manulife Financial Corp.	3,000	58,770

Media & Entertainment - 0.50%
Warner Music Group Corp. Class A	2,400	79,464

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.68%
Oxford Industries, Inc.	1,200	108,516

Metal Shipping Barrels, Drums, Kegs & Pails - 0.53%
Greif, Inc. Class A	1,200	83,880

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.57%
Atkore, Inc. (2)	700	90,930

Miscellaneous Manufacturing Industries - 0.75%
Brady Corp. Class A	2,100	118,167

Mobile Homes - 0.65%
Skyline Champion Corp. (2)	1,700	102,323

Motor Homes - 0.73%
Winnebago Industries, Inc.	1,800	116,334

Motor Vehicle Parts & Accessories - 1.29%
Allison Transmission Holdings, Inc.	1,900	101,612
Gentex Corp.	3,400	103,394

		205,006

Motorcycles, Bicycles & Parts - 0.59%
Fox Factory Holding Corp. (2)	1,500	93,765

National Commercial Banks - 0.92%
Fulton Financial Corp.	4,700	66,881
UMB Financial Corp.	1,100	78,826

		145,707

Natural Gas Distribution - 0.90%
National Fuel Gas Co.	2,800	142,212

Oil & Gas Field Services - 0.43%
RPC, Inc.	9,300	67,425

Oil, Gas & Consumable Fuels - 0.52%
California Resources Corp.	1,600	81,936

Operative Builders - 1.51%
Meritage Homes Corp.	800	113,040
M/I Homes, Inc. (2)	1,200	126,612

		239,652

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.51%
Zimmer Biomet Holdings, Inc.	700	81,417

Paper Mills - 0.58%
International Paper Co.	2,500	92,350

Petroleum Refining - 0.87%
Valero Energy Corp.	1,100	137,896

Pharmaceutical Preparations - 2.90%
Ironwood Pharmaceuticals, Inc. Class A (2)	10,300	101,970
POINT Biopharma Global, Inc. Class A (2)	19,700	267,920
Supernus Pharmaceuticals, Inc. (2)	3,300	89,925

		459,815

Pharmaceuticals, Biotechnology & Life Science- 0.64%
Agilent Technologies, Inc.	800	102,240

Printed Circuit Boards- 1.34%
Plexus Corp. (2)	1,100	112,079
Sanmina Corp. (2)	2,000	100,220

		212,299

Pumps & Pumping Equipment - 0.64%
Idex Corp.	500	100,840

Radio Telephone Commnications - 0.41%
TELUS Corp.	3,600	64,476

Real Estate - 2.17%
CBRE Group, Inc. Class A (2)	2,700	213,192
Innovative Industrial Properties, Inc.	1,600	130,656

		343,848

Retail - Catalog & Mail-Order Houses - 0.67%
Insight Enterprises, Inc. (2)	700	105,994

Retail - Eating Places - 1.67%
Bloomin' Brands, Inc.	4,000	93,360
Darden Restaurants, Inc.	1,100	172,117

		265,477

Retail - Grocery Stores - 0.63%
Albertsons Cos., Inc.	4,600	100,142

Retail - Jewelry Stores - 0.83%
Signet Jewelers Ltd. (Bermuda)	1,600	131,488

Retail - Lumber & Other Building Materials Dealer - 1.10%
Builders FirstSource, Inc. (2)	1,300	174,343

Retail - Miscellaneous Shopping Goods Stores - 1.31%
Academy Sports & Outdoors, Inc.	2,100	106,827
The ODP Corp. (2)	2,200	100,210

		207,037

Retail - Variety Stores - 0.65%
BJ's Wholesale Club Holdings, Inc. (2)	1,600	103,328

Retailing - 1.97%
Best Buy Co., Inc.	3,100	219,914
Genuine Parts Co.	700	92,946

		312,860

Rolling Drawing & Extruding Of Nonferrous Metals - 1.80%
Encore Wire Corp.	600	110,580
Mueller Industries, Inc.	4,200	174,426

		285,006

Rubber & Plastics Footwear - 0.84%
Deckers Outdoor Corp. (2)	200	132,794

Security Brokers, Dealers & Flotation Companies - 0.65%
Stifel Financial Corp.	1,700	103,734

Services - Commercial Physical & Biological Research - 1.30%
Charles River Laboratories International, Inc. (2)	500	98,540
Medpace Holdings, Inc. (2)	400	108,288

		206,828

Services - Computer Integrated Systems Design - 2.01%
CACI International, Inc. Class A (2)	300	96,285
Open Text Corp.	2,900	116,406
Science Applications International Corp.	900	105,669

		318,360

Services - Computer Processing & Data Preparation- 0.42%
CarGurus, Inc. Class A (2)	3,100	67,022

Services - Computer Programming Services - 2.20%
Cognizant Technology Solutions Corp. Class A	2,600	182,988
Doximity, Inc. Class A (2)	4,800	111,600
Perion Network Ltd. (2)	1,900	53,656

		348,244

Services - Educational Services - 0.76%
Afya Ltd. Class A (Brazil) (2)	5,900	120,714

Services - Engineering Services - 1.43%
AECOM	1,300	115,518
Tetra Tech, Inc.	700	110,705

		226,223

Services - Help Supply Services - 2.26%
AMN Healthcare Services, Inc. (2)	1,500	101,700
Cross Country Healthcare, Inc. (2)	6,500	131,755
Kforce, Inc.	1,800	125,460

		358,915

Services - Miscellaneous Business Services - 0.52%
Donnelley Financial Solutions, Inc. (2)	1,400	82,628

Services - Prepackaged Software - 2.06%
Cellebrite DI Ltd. (Israel) (2)	11,700	98,865
Gen Digital, Inc.	5,400	119,232
Progress Software Corp.	2,000	107,720

		325,817

Silver Ores - 1.06%
CONSOL Energy, Inc. (2)	1,100	117,337
Warrior Met Coal, Inc.	900	50,373

		167,710

Software & Services - 4.12%
A10 Networks, Inc.	11,200	139,888
Check Point Software Technology Ltd. (Israel) (2)	1,250	182,500
Dolby Laboratories, Inc. Class A	1,300	111,969
Genpact Ltd. (Bermuda)	2,900	98,484
PagSeguro Digital Ltd. Class A (Brazil) (2)	11,900	119,952

		652,793

Special Industry Machinery - 0.78%
Axcelis Technologies, Inc. (2)	1,000	124,280

Sporting & Athletic Goods - 0.64%
Acushnet Holdings Corp.	1,800	101,700

Surgical & Medical Instruments & Apparatus - 1.28%
TeleFlex, Inc.	900	203,121

Telephone & Telegraph Apparatus - 0.51%
Fabrinet (Cayman Islands) (2)	500	80,950

Television Broadcasting Stations - 0.36%
Nexstar Media Group, Inc.	400	56,772

Transportation - 0.71%
Landstar System, Inc.	650	112,222

Wholesale - Lumber & Other Construction Materials - 1.44%
Boise Cascade Co.	1,100	120,230
GMS, Inc. (2)	1,600	108,224

		228,454

Total Common Stock	(Cost $ 15,104,663)	14,864,735

Real Estate Investment Trusts - 4.10%

Brixmor Property Group, Inc.	5,700	122,664
Camden Property Trust	2,200	198,572
Mid-America Apartment Communities, Inc.	1,000	124,480
Weyerhaeuser Co.	6,500	203,775

Total Real Estate Investment Trusts	(Cost $ 692,851)	649,491

Money Market Registered Investment Companies - 2.04%

Federated Hermes Government Obligations Fund - Institutional Class, 5.23% (3)	324,040	324,040

Total Money Market Registered Investment Companies	(Cost $ 324,040)	324,040

Total Investments - 99.90%	(Cost $ 16,121,554)	15,838,266

Other Assets Less Liabilities - 0.10%		15,125

Total Net Assets - 100.00%		15,853,391

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$15,838,266	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$15,838,266	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2023
ADR - American Depositary Receipt
PLC - Public Limited Company